Exhibit 99.1

KPMG LLP Suite 700 20 Pacifica Irvine, CA 92618-3391

Independent Accountants’ Report on Applying Agreed-Upon Procedures
Sallie Mae Bank (the “Bank”)
SMB Education Funding, LLC
Credit Suisse Securities (USA) LLC
Barclays Capital Inc.
J.P. Morgan Securities LLC
(together, the “Specified Parties”)

Re: SMB Private Education Loan Trust 2019-B - Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on the specified attributes identified by the Bank in an electronic data file entitled “2019-B_20190424_700M_ Decrypted.txt” (the “Data File”), provided by the Bank on April 26, 2019, containing certain information related to 57,452 student loans (the “Student Loans”) as of April 24, 2019 (the “Cutoff Date”), which we were informed are intended to be included as collateral in the offering of SMB Private Education Loan Trust 2019-B. The Bank is responsible for the specified attributes identified by the Bank in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

We are independent certified public accountants with respect to the Bank and its affiliates under Rule 1.200.001 of the AICPA’s Code of Professional Conduct.

Unless otherwise indicated, the following definitions have been adopted in presenting our procedures and findings:

•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise noted. Such compared information was deemed to be in agreement if differences were within the materiality threshold.

•
The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise noted. Such recomputed information was deemed to be in agreement if differences were within the materiality threshold.

•	The term “materiality threshold” means dollar amounts related to Current Principal Balance were within $1.00.

•	The terms “ATLAS System,” “ENCORE System,” and “FDR System” mean the Bank’s servicing systems.

•
The term “Supplemental Data File” means an electronic data file entitled “SMB_2019-B_Driver_File.xlsx,” provided by the Bank on April 26, 2019, containing Remaining Term information as of the Cutoff Date for the Student Loans in the Data File.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International
Cooperative (“KPMG International”), a Swiss entity.

•
The term “Sources” means the ATLAS System, ENCORE System, FDR System, Supplemental Data File, Promissory Note, Final Disclosure correspondence, and SSN card correspondence within the ENCORE System; Branch Categorization Screen within the ATLAS System; and, #BS1 Screen, #BS3 Screen, #BS5 Screen, #CDS Screen, #CIS Screen, #CP2 Screen, #CPH Screen, #CPO Screen, #CSS Screen, #ED2 Screen, #EDH Screen, #HDI Screen, #NM CC Screen, #NM CR Screen, #NPO Screen and #NM SA2 Screen within the FDR System furnished by the Bank. We make no representation regarding the validity, enforceability, or authenticity of such Sources.

A.
We randomly selected a sample of Student Loans from the Data File, utilizing a confidence level of 95.0%, an expected error rate of 3.0%, and a maximum estimated error occurrence rate (the upper error limit) for each of the attributes not to exceed 5.0%, as instructed by the Bank. The selection criteria resulted in a sample of 361 Student Loans (the “Selected Student Loans,” as listed in Exhibit A attached hereto).

B.
For each Selected Student Loan, we recomputed or compared the specified attributes listed below contained in the Data File to the corresponding information in the respective Sources. The Specified Parties indicated that the absence of any of the specified Sources or the inability to agree the indicated information from the Data File to the Sources for each of the specified attributes, utilizing instructions provided by the Bank (as applicable and indicated below), constituted an exception, except for certain procedures related to Social Security Number and Signature(s) on the Promissory Note described below. The Sources are listed in the order of priority until such attribute was agreed.

Attributes	Sources / Bank’s Instructions
Social Security Number
Social Security Number, Loan Amount or Application ID information indicated on the Promissory Note, Final Disclosure correspondence, SSN card correspondence, and instructions provided by the Bank described below

Signature(s) on the Promissory Note
Promissory Note and instructions provided by the Bank described below. We performed no procedures to assess compliance with regard to any signatory requirements or confirm the authenticity of the signature(s)

Disbursement Year	“1ST ACTIVE DATE” field on #BS5 Screen
Original Principal Balance
“TLDSBAMT” field in the “OTHER” option on #HDI Screen, sum of “LOAN DISBURSEMENT” amounts on #CSS Screen, “FINANCIAL INSTITUTION” field on #NM CC Screen, and instructions provided by the Bank described below

Current Principal Balance
“ACCOUNT BALANCE” field on #CSS Screen, “EFF-DT” field on #CPH Screen, “CYCLE DATE” field on #CSS Screen, accrued interest recomputed using “INT_RT” field on #EDH Screen, “ACCOUNT BALANCE” field on #CSS Screen, “TOTAL ACCOUNT BALANCE” field in the “CYCLE DATE” field on #CSS Screen, applicable “AMOUNT-PAID” on #CPH Screen, sum of “ACCOUNT BALANCE” field on #CSS Screen, total of all “LOAN DISBURSEMENT” amounts on #CDS Screen, and instructions provided by the Bank described below

Loan Type	“#14” field on #NM CC Screen
Loan Status	“MISC FIELD 2” field on #BS3 Screen and “CURR LOAN STAT” field on #EDH Screen, or notation of status change on #CIS Screen, and instructions provided by the Bank described below

Attributes	Sources / Bank’s Instructions
Current Status End Date
Recompute using “CURR LOAN STAT” field on #EDH Screen and one of the following: “CYCLE DATE” and “CURR:GRAD/SEP DT” fields on #CSS Screen and #EDH Screen, respectively; “CYCLE DATE” and “RPMT BEGIN DT” fields on #CSS Screen and #EDH Screen, respectively; “CYCLE DATE” field on #CSS Screen and “METHOD OVERRIDE END DATE” in “RULS MIN PAY (CP PO RM)” field on #NPO Screen; “CYCLE DATE” and “MATURITY DT” fields on #CSS Screen and #EDH Screen, respectively; notation of status change on #CIS Screen or #EDH Screen, and instructions provided by the Bank described below

Remaining Term
“CURR LOAN STAT” field on #EDH Screen, “MISC FIELD 2” field on #BS3 Screen, “#9” field on #NM CC Screen, “CYCLE DATE” field on #CSS Screen, “MATURITY DT” field on #EDH Screen, “METHOD OVERRIDE END DATE” in “RULS MIN PAY (CP PO RM)” field on #NPO Screen, “DUE DATE” field on #CSS Screen, or the Supplemental Data File, and instructions provided by the Bank described below

Repayment Schedule Type	“MISC FIELD 2” field on #BS3 Screen, “CYCLE DATE” field on #CSS Screen, “RPMT BEGIN DT” and “CURR LOAN STAT” fields on #EDH Screen, and instructions provided by the Bank described below
Interest Rate
“INT RT” field,  “INT 1%” field, “INT 2%” field on #EDH Screen, “DAYS1” field  on #ED2 Screen, “CYCLE DATE” field on #CSS Screen, or “PER DAY INTEREST” field on #CPO Screen and “ACCOUNT BALANCE” field on #CSS Screen, or “VAR CASH SET1” field on #CP2 Screen and “ANNUAL INTEREST RATE CASH ADVANCE” field on #NM SA2 Screen, and instructions provided by the Bank described below

School Code	“MISC FIELD 5” field on #BS3 Screen
School Types 1 and 2 (School Type and Title IV)	“PROGRAM CATEGORY,” “FOR PROFIT/NON-PROFIT,” “PEPS TITLE IV” and “SOURCE OF CATEGORIZATION” fields on Branch Categorization Screen, and instructions provided by the Bank as described below
State of Residence	#BS1 Screen or documentation of change that affects the state of residence on #CIS Screen
Recent FICO	“CREDIT BUREAU SCORE” and “DATE CB SCORE GENERATED” fields on #NM CR Screen
Original FICO	“EDS SCR01” or “EDS SCR02” fields within the “FICO INFO” tab on #HDI Screen
1.
For purposes of comparing Social Security Number and Signature(s) on the Promissory Note, we were instructed by the Bank to (i) compare the Social Security Number in the “SSN” field in the Data File to the Social Security Number on the Promissory Note, (ii) compare the Original Principal Balance in the “OriginalBalance” field in the Data File to the Loan Amount on the Promissory Note, and (iii) observe Signature(s) on the Promissory Note. In the event, the Loan Amount listed on the Promissory Note either was not listed or was lower than the Original Principal Balance indicated in the Data File, the Bank instructed us to locate the Final Disclosure correspondence within the ENCORE System, for which the Application ID matched the Application ID on the Promissory Note. In the event, the Social Security Number contained on the Promissory Note did not agree to the “SSN” field in the Data File, the Bank instructed us to locate the SSN card correspondence or the Credit Bureau Report, for which the SSN matched the SSN in the Data File. In the event the Promissory Note for a Selected Student Loan was not available, we were instructed by the Bank to not perform procedures to compare the Social Security Number and Signature(s) on the Promissory Note. The Promissory Note for two (2) Selected Student Loans were not available within the ENCORE System. These were not considered exceptions.

2.
For purposes of comparing Original Principal Balance, the Bank instructed us to compare the Original Principal Balance in the “OriginalBalance” field in the Data File to the amount displayed in the “TLDSBAMT” field in the “OTHER” option on the #HDI Screen.

In the event the Original Principal Balance in the Data File did not agree, we were instructed by the Bank (i) for Selected Student Loans originated after July 2013, to compare to the sum of all “LOAN DISBURSMENT” amounts displayed on the #CSS Screen, or (ii) for Selected Student Loans originated in or prior to July 2013, to compare to the amount displayed in the “FINANCIAL INSTITUTION” field on the #NM CC Screen.

3.
For purposes of comparing Current Principal Balance, we were instructed by the Bank to compare the “PrincipalBalance” field in the Data File to the “ACCOUNT BALANCE” field on the #CSS Screen. In the event the information did not agree, we were instructed by the Bank to recompute the Current Principal Balance (the “Recomputed Current Principal Balance”) as follows:

a)	Read the date in the “EFF-DT” field on the #CPH Screen to identify if there was a payment made after the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen, but before the Cutoff Date;

b)
If a payment was made based on procedure (a), recompute accrued interest as the product of (i) the “INT_RT” field on the #EDH Screen, (ii) “ACCOUNT BALANCE” field on the #CSS Screen, and (iii) a fraction, the numerator of which is the difference in the number of days between the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen, and the effective date of the transaction indicated in the “EFF-DT” field on the #CPH Screen minus one, and a denominator of 365 (i.e., the total number of days in the 2019 calendar year); and,

c)
Add the recomputed accrued interest from procedure (b), as applicable, to the “TOTAL ACCOUNT BALANCE” field as of the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen (which represents the “ACCOUNT BALANCE” plus the interest accrued between the “ACCOUNT BALANCE” date and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen), and subtract the payment amount stated in the “AMOUNT-PAID” field on the #CPH Screen, as applicable, from the result.

d)
In the event the Recomputed Current Principal Balance did not agree, we were instructed to compare to the sum of (i) the “ACCOUNT BALANCE” field on the #CSS Screen and (ii) the total of all “LOAN DISBURSEMENT” amounts on the #CDS Screen.

4.	For purposes of comparing Loan Status, we were instructed by the Bank to compare Loan Status as follows:

a)
If the repayment type contained in the “MISC FIELD 2” field on the #BS3 Screen indicated “SOIOP” or “PPIOP” (indicating Interest Only) or “F0025” or “FX025” (indicating Fixed Payment), and the “CURR LOAN STAT” field on the #EDH Screen did not indicate “DMIP” or “F***,” the Loan Status was “In-Repayment”;

b)	If the “CURR LOAN STAT” field on the #EDH Screen System indicated “SSP*” or “SSG*,” the Loan Status was “In-Repayment”; or,

c)
Compare to the status contained in the “CURR LOAN STAT” field on the #EDH Screen. In the event the Loan Status did not agree, the Bank instructed us to identify a notation of status change on the #CIS Screen.

5.	For purposes of comparing Current Status End Date, we were instructed by the Bank to recompute as follows:

a)
If the “CURR LOAN STAT” field on the #EDH Screen was “SCHL,” recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the date in the “CURR: GRAD/SEP DT” field on the #EDH Screen;

b)
If the “CURR LOAN STAT” field on the #EDH Screen was “GRCE,” recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the date in the “RPMT BEGIN DT” field on the #EDH Screen;

c)
If the “CURR LOAN STAT” field on the #EDH Screen was “GRPM,” “DMIP,” “DINT,” “DSCH,” “F***” (except “FORP”), or “SSGR,” recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen on or after the “METHOD OVERRIDE END DATE” indicated in the “RULS MIN PAY (CP PO RM)” field on the #NPO Screen; or,

d)
If the “CURR LOAN STAT” field on the #EDH Screen was “RPMT,” “FORP,” “D***” (except “DINT,” “DMIP,” and “DSCH”), or “SSP*,” recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the date in the “MATURITY DT” field on the #EDH Screen.

e)
In the event the recomputed Current Status End Date calculated in procedures (a), (b), (c), or (d) did not agree to the “CUR_STATUS_END_DT” field in the Data File, we were instructed by the Bank to calculate the Recomputed Current Status End Date as follows:

(i)
Identify a notation of status change that affected the loan status after the Cutoff Date (i.e., retro Forbearance) on the #CIS Screen and recompute the Current Status End Date as the first cycle date after the loan status “End Date” indicated on the #CIS Screen.

(ii)
If a notation of status change that affects the loan status after the Cutoff date was not available, the “STAT” field on the #EDH Screen indicated “SSGR” and the “TYPE” field on the #EDH Screen indicated “FB,” recompute the Current Status End Date as the first cycle date after the Cutoff Date.

6.
For purposes of comparing Remaining Term, we were instructed by the Bank to compare Remaining Term to the “RemainingTerm” field in the Data File or recompute Remaining Term (“Recomputed Remaining Term”) as follows:

a)
If the “CURR LOAN STAT” field on the #EDH Screen indicated “In-School” or “In-Grace” and the “MISC FIELD 2” field on the #BS3 Screen indicated “Deferred Loan,” compare to the value in the “#9” field on the #NM CC Screen;

b)	If the “CURR LOAN STAT” field on the #EDH Screen started with a “D” or “F,” recompute as the difference in months[1] between the next cycle date indicated in the “CYCLE DATE” field on the #CSS

1 Calculated by dividing the difference in days by the average number of days in a month (i.e., 30.4375) rounded to the nearest whole number.

Screen and the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen following the maturity date indicated in the “MATURITY DT” field on the #EDH Screen;

c)
If the “CURR LOAN STAT” field on the #EDH Screen started with a “D” and the “MISC FIELD 2” field on the #BS3 Screen was “SOIOP,” “PPIOP,” “F0025,” or “FX025,” recompute as the difference in months[1] between the current cycle date indicated in the “CYCLE DATE” field on the #CSS Screen and the “METHOD OVERRIDE END DATE” indicated in the “RULS MIN PAY (CP PO RM)” field on the #NPO Screen;

d)	In the event the Recomputed Remaining Term calculated in procedures (b) or (c) did not agree, we were instructed by the Bank to calculate the Recomputed Remaining Term as follows:

(i)
If the Cutoff Date was after the current “DUE DATE” field on the #CSS Screen, recompute as (a) the difference in months[1] between the current cycle date indicated in the “CYCLE DATE” field on the #CSS Screen as of the Cutoff Date and the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen following date in the “MATURITY DT” field on the #EDH Screen, minus (b) one; or,

(ii)	If the Cutoff Date was on or before the current “DUE DATE” field on the #CSS Screen, utilize the Remaining Term contained in the “LOAN_RPMT_RMNG_TERM_CNT” column in the Supplemental Data File.

7.	For purposes of comparing Repayment Schedule Type, we were instructed by the Bank to compare the Repayment Schedule Type as follows:

a)
If the “MISC FIELD 2” field on the #BS3 Screen was “D0000” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” field on the #EDH Screen was after the Cutoff Date, or the “MISC FIELD 2” field on the #BS3 Screen was blank and the “CURR LOAN STAT” field on the #EDH Screen was “GRPM,” “DMIP,” or “F***” (but not “FORP”), or the “MISC FIELD 2” field on the #BS3 Screen was “D0000” and the “CURR LOAN STAT” field on the #EDH Screen was “DSCH” or “DINT,” the Repayment Schedule Type was “N”;

b)
If the “MISC FIELD 2” field on the #BS3 Screen was “D0000” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” on the #EDH Screen was on or before the Cutoff Date, or the “MISC FIELD 2” field on the #BS3 Screen was “F0025” or “FX025” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” on the #EDH Screen was on or before the Cutoff Date, or the “MISC FIELD 2” field on the #BS3 Screen was blank, “SOIOP,” or “PPIOP” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” on the #EDH Screen was on or before the Cutoff Date, the Repayment Schedule Type was “V”;

c)
If the “MISC FIELD 2” field on the #BS3 Screen was “F0025” or “FX025” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” on the #EDH Screen was after the Cutoff Date, the Repayment Schedule Type was “W”;

d)
If the “MISC FIELD 2” field on the #BS3 Screen was blank, “SOIOP,” or “PPIOP” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” on the #EDH Screen was after the Cutoff Date, the Repayment Schedule Type was “Z”;

e)	If the “MISC FIELD 2” field on the #BS3 Screen was blank, “SOIOP,” or “PPIOP” and the “CURR LOAN STAT” field on the #EDH Screen was “DSCH” or “DINT,” the Repayment Schedule Type was “D”;

f)	If the “MISC FIELD 2” field on the #BS3 Screen was “F0025” or “FX025” and the “CURR LOAN STAT” field on the #EDH Screen was “DSCH” or “DINT,” the Repayment Schedule Type was “E”;

g)	If the “MISC FIELD 2” field on the #BS3 Screen was blank and the “CURR LOAN STAT” field on the #EDH Screen was “SSGR,” the Repayment Schedule Type was “T”; and,

h)
If the “MISC FIELD 2” field on the #BS3 Screen was blank and the “CURR LOAN STAT” field on the #EDH Screen was “SS**” (but not “SSGR”), the Repayment Schedule Type was the last character of the “CURR LOAN STAT” field on the #EDH Screen.

8.	For purposes of comparing Interest Rate, we were instructed by the Bank to compare the Interest Rate in the “Rt_Eff_Int” field in the Data File to the “INT RT” field on the #EDH Screen.

In the event the Interest Rate did not agree, we were instructed by the Bank to recompute Interest Rate (“Recomputed Interest Rate”) as follows:

a)	Add the number of days found in the “DAYS 1” field on the #ED2 Screen to the first day of the loan’s cycle date as of the Cutoff Date indicated in the “CYCLE DATE” field on the #CSS Screen;

b)
If step (8.a) resulted in a date that is on or before the Cutoff Date, we were instructed by the Bank to compare the Interest Rate in the “Rt_Eff_Int” field in the Data File to the “INT 1%” field on the #ED2 Screen;

c)
If step (8.a) resulted in a date that is after the Cutoff Date, we were instructed by the Bank to compare the Interest Rate in the “Rt_Eff_Int” field in the Data File to the “INT 2%” field on the #ED2 Screen.

d)	In the event the Interest Rate calculated in step (b) or (c) did not agree, we were instructed by the Bank to recompute the Interest Rate as follows:

(i)	divide the interest amount in the “PER DAY INTEREST” field on the #CPO Screen by the amount in the “ACCOUNT BALANCE” field on the #CSS Screen and multiply by 10

(ii)	add 0.0000099 and truncate to five decimals

(iii)	multiply by 365 (i.e., the total number of days in the 2019 calendar year), and

(iv)	round the value to the nearest 0.125 percent.

e)
In the event the Interest Rate calculated in step (d) did not agree, we were instructed by the Bank to recompute the Interest Rate by adding (i) the amount in the “VAR CASH SET1” field on the #CP2 Screen to (ii) the amount in the “ANNUAL INTEREST RATE CASH ADVANCE” field on the #NM SA2 Screen.

9.
For purposes of comparing School Type 1 (School Type) and School Type 2 (Title IV), we were instructed by the Bank to input the School Code in the “SchoolCode” field in the Data File into the ATLAS System in order to access the corresponding school information contained on the Branch Categorization Screen. In addition, we were instructed to consider School Types 1 and 2 as follows:

a)
If the “PROGRAM CATEGORY” field on the Branch Categorization Screen was “4” or “H” and the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” the School Type 1 was “4 year”;

b)	If the “PROGRAM CATEGORY” field on the Branch Categorization Screen was “2” and the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” the School Type 1 was “2 year”;

c)
If the “PROGRAM CATEGORY” field on the Branch Categorization Screen was “T” and the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” the School Type 1 was “Trade School”;

d)
If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen was “For Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP” and the “PEPS TITLE IV” field on the Branch Categorization Screen was “Yes,” the School Type 2 was “Title IV – For Profit”;

e)
If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen was “For Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “SLM” and the “PEPS TITLE IV” field on the Branch Categorization Screen was “Yes,” the School Type 2 was “Title IV – For Profit”;

f)
If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen was “For Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP” and the “PEPS TITLE IV” field on the Branch Categorization Screen was “No,” the School Type 2 was “Non-Title IV – For Profit”;

g)
If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen was “For Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “SLM” and the “PEPS TITLE IV” field on the Branch Categorization Screen was “No” or “Blank,” the School Type 2 was “Non-Title IV – For Profit”;

h)
If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen was “Non-Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP” and the “PEPS TITLE IV” field on the Branch Categorization Screen was “Yes,” the School Type 2 was “Title IV – Not For Profit”;

i)
If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen was “Non-Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “SLM” and the “PEPS TITLE IV” field on the Branch Categorization Screen was “Yes,” the School Type 2 was “Title IV – Non-For Profit”;

j)
If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen was “Non-Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP” and the “PEPS TITLE IV” field on the Branch Categorization Screen was “No,” the School Type 2 was “Non-Title IV – Not For Profit”;

k)
If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen was “Non-Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “SLM” and the “PEPS TITLE IV” field on the Branch Categorization Screen was “No” or “Blank,” the School Type 2 was “Non-Title IV – Not For Profit.”

We were instructed by the Bank to compare the School Types 1 and 2 (School Type and Title IV) in the “SchoolCode” field and “TitleIV” field in the Data File, respectively, to the corresponding information derived based on the instructions above.

The information regarding the Selected Student Loans was found to be in agreement with the respective information contained in the Sources. Based on the results of the procedures performed, there is a 95.0% confidence level that the maximum estimated error occurrence rate for each of the attributes across the entire population of 57,452 Student Loans does not exceed 5.0%. Because we are not engaged to express a conclusion, we do not offer a conclusion based on the application of a sampling technique.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Bank in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to the Specified Parties.

The procedures performed were applied based on the information contained in the Data File and the Sources, and methodologies and instructions provided by the Bank, without verification or evaluation of such information or instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the physical existence of the Student Loans, (ii) the reasonableness of the information and instructions provided by the Bank, (iii) the reliability or accuracy of the Sources, which were used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Student Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Student Loans being securitized, (iii) the compliance of the originator of the Student Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Student Loans that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/KPMG LLP

Irvine, CA
May 23, 2019

Exhibit A
The Selected Students Loans

Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number
1	2019B001	51	2019B051	101	2019B101	151	2019B151
2	2019B002	52	2019B052	102	2019B102	152	2019B152
3	2019B003	53	2019B053	103	2019B103	153	2019B153
4	2019B004	54	2019B054	104	2019B104	154	2019B154
5	2019B005	55	2019B055	105	2019B105	155	2019B155
6	2019B006	56	2019B056	106	2019B106	156	2019B156
7	2019B007	57	2019B057	107	2019B107	157	2019B157
8	2019B008	58	2019B058	108	2019B108	158	2019B158
9	2019B009	59	2019B059	109	2019B109	159	2019B159
10	2019B010	60	2019B060	110	2019B110	160	2019B160
11	2019B011	61	2019B061	111	2019B111	161	2019B161
12	2019B012	62	2019B062	112	2019B112	162	2019B162
13	2019B013	63	2019B063	113	2019B113	163	2019B163
14	2019B014	64	2019B064	114	2019B114	164	2019B164
15	2019B015	65	2019B065	115	2019B115	165	2019B165
16	2019B016	66	2019B066	116	2019B116	166	2019B166
17	2019B017	67	2019B067	117	2019B117	167	2019B167
18	2019B018	68	2019B068	118	2019B118	168	2019B168
19	2019B019	69	2019B069	119	2019B119	169	2019B169
20	2019B020	70	2019B070	120	2019B120	170	2019B170
21	2019B021	71	2019B071	121	2019B121	171	2019B171
22	2019B022	72	2019B072	122	2019B122	172	2019B172
23	2019B023	73	2019B073	123	2019B123	173	2019B173
24	2019B024	74	2019B074	124	2019B124	174	2019B174
25	2019B025	75	2019B075	125	2019B125	175	2019B175
26	2019B026	76	2019B076	126	2019B126	176	2019B176
27	2019B027	77	2019B077	127	2019B127	177	2019B177
28	2019B028	78	2019B078	128	2019B128	178	2019B178
29	2019B029	79	2019B079	129	2019B129	179	2019B179
30	2019B030	80	2019B080	130	2019B130	180	2019B180
31	2019B031	81	2019B081	131	2019B131	181	2019B181
32	2019B032	82	2019B082	132	2019B132	182	2019B182
33	2019B033	83	2019B083	133	2019B133	183	2019B183
34	2019B034	84	2019B084	134	2019B134	184	2019B184
35	2019B035	85	2019B085	135	2019B135	185	2019B185
36	2019B036	86	2019B086	136	2019B136	186	2019B186
37	2019B037	87	2019B087	137	2019B137	187	2019B187
38	2019B038	88	2019B088	138	2019B138	188	2019B188
39	2019B039	89	2019B089	139	2019B139	189	2019B189
40	2019B040	90	2019B090	140	2019B140	190	2019B190
41	2019B041	91	2019B091	141	2019B141	191	2019B191
42	2019B042	92	2019B092	142	2019B142	192	2019B192
43	2019B043	93	2019B093	143	2019B143	193	2019B193
44	2019B044	94	2019B094	144	2019B144	194	2019B194
45	2019B045	95	2019B095	145	2019B145	195	2019B195
46	2019B046	96	2019B096	146	2019B146	196	2019B196
47	2019B047	97	2019B097	147	2019B147	197	2019B197
48	2019B048	98	2019B098	148	2019B148	198	2019B198
49	2019B049	99	2019B099	149	2019B149	199	2019B199
50	2019B050	100	2019B100	150	2019B150	200	2019B200

Exhibit A
The Selected Student Loans (Cont.)

Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number
201	2019B201	242	2019B242	283	2019B283	324	2019B324
202	2019B202	243	2019B243	284	2019B284	325	2019B325
203	2019B203	244	2019B244	285	2019B285	326	2019B326
204	2019B204	245	2019B245	286	2019B286	327	2019B327
205	2019B205	246	2019B246	287	2019B287	328	2019B328
206	2019B206	247	2019B247	288	2019B288	329	2019B329
207	2019B207	248	2019B248	289	2019B289	330	2019B330
208	2019B208	249	2019B249	290	2019B290	331	2019B331
209	2019B209	250	2019B250	291	2019B291	332	2019B332
210	2019B210	251	2019B251	292	2019B292	333	2019B333
211	2019B211	252	2019B252	293	2019B293	334	2019B334
212	2019B212	253	2019B253	294	2019B294	335	2019B335
213	2019B213	254	2019B254	295	2019B295	336	2019B336
214	2019B214	255	2019B255	296	2019B296	337	2019B337
215	2019B215	256	2019B256	297	2019B297	338	2019B338
216	2019B216	257	2019B257	298	2019B298	339	2019B339
217	2019B217	258	2019B258	299	2019B299	340	2019B340
218	2019B218	259	2019B259	300	2019B300	341	2019B341
219	2019B219	260	2019B260	301	2019B301	342	2019B342
220	2019B220	261	2019B261	302	2019B302	343	2019B343
221	2019B221	262	2019B262	303	2019B303	344	2019B344
222	2019B222	263	2019B263	304	2019B304	345	2019B345
223	2019B223	264	2019B264	305	2019B305	346	2019B346
224	2019B224	265	2019B265	306	2019B306	347	2019B347
225	2019B225	266	2019B266	307	2019B307	348	2019B348
226	2019B226	267	2019B267	308	2019B308	349	2019B349
227	2019B227	268	2019B268	309	2019B309	350	2019B350
228	2019B228	269	2019B269	310	2019B310	351	2019B351
229	2019B229	270	2019B270	311	2019B311	352	2019B352
230	2019B230	271	2019B271	312	2019B312	353	2019B353
231	2019B231	272	2019B272	313	2019B313	354	2019B354
232	2019B232	273	2019B273	314	2019B314	355	2019B355
233	2019B233	274	2019B274	315	2019B315	356	2019B356
234	2019B234	275	2019B275	316	2019B316	357	2019B357
235	2019B235	276	2019B276	317	2019B317	358	2019B358
236	2019B236	277	2019B277	318	2019B318	359	2019B359
237	2019B237	278	2019B278	319	2019B319	360	2019B360
238	2019B238	279	2019B279	320	2019B320	361	2019B361
239	2019B239	280	2019B280	321	2019B321
240	2019B240	281	2019B281	322	2019B322
241	2019B241	282	2019B282	323	2019B323

Note: The Bank has assigned a unique Loan ID number to each Student Loan in the Data File. The Student Loan Numbers referred to in this Exhibit are not the Loan ID numbers.